Financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Carrying Value and Fair Value of Each Category of Financial Assets
The following tables present the carrying value and fair value of each category of financial assets and liabilities as at March 31, 2020 and March 31, 2021.

As at March 31, 2020:
	( ₹ in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value
Financial assets investments
—at fair value	500		411	—	—	911	911
Other non—current assets	—		—	—	49,384	49,384	49,384
Trade and other receivable	506	*	—	—	51,392	51,898	51,898
Short term investments
—Bank deposits	—		—	—	80,633	80,633	80,633
—Other investments	246,577		—	—	—	246,577	246,577
Financial instruments (derivatives)	2,760		—	4,187	—	6,947	6,947
Cash and cash equivalents	—		—		50,598	50,598	50,598
Restricted cash and cash equivalents	—		—	—	960	960	960

Total	250,343		411	4,187	232,967	487,908	487,908

*	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

As at March 31, 2021:
	( ₹ in million)							(US dollars in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value	Total carrying value	Total fair value
Financial assets investments
—at fair value	500		1,032	—	—	1,532	1,532	21	21
Other non—current assets	—		—	—	107,515	107,515	112,534	1,470	1,539
Trade and other receivable	1,633	*	—	—	95,930	97,563	97,711	1,334	1,336
Short term investments
—Bank deposits	—		—	—	116,730	116,730	116,730	1,596	1,596
—Other investments	165,044		—	—	—	165,044	165,044	2,257	2,257
Financial instruments (derivatives)	129		—	572	—	701	701	10	10
Cash and cash equivalents	—		—	—	48,537	48,537	48,537	664	664
Restricted cash and cash equivalents	—		—	—	1,025	1,025	1,025	14	14

Total	167,306		1,032	572	369,737	538,647	543,814	7,366	7,437

*	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities

As at March 31, 2020:
	( ₹ in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value
Borrowings	—		—	579,475	—	579,475	580,521
Acceptances	—		—	101,851	—	101,851	101,851
Trade and other payables***	5,170	**	—	205,445	2,472	213,087	213,087
Financial instruments (derivatives)	464		947		—	1,411	1,411

Total	5,634		947	886,771	2,472	895,824	896,870

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.
***	Includes lease liability of ₹ 6,599 million.

As at March 31, 2021:
	( ₹ in million)							(US dollars in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value	Total carrying value	Total fair value
Borrowings	—		—	569,222	—	569,222	565,941	7,783	7,738
Acceptances	—		—	80,891	—	80,891	80,891	1,106	1,106
Trade and other payables	7,066	**	—	218,230	2,633	227,929	227,929	3,117	3,117
Financial instruments (derivatives)	933		2,618	—	—	3,551	3,551	48	48

Total	7,999		2,618	868,343	2,633	881,593	878,312	12,054	12,009

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.
***	Includes lease liability of ₹ 6,411 million ($ 88 million).

Summary of Categories of Financial Assets and Liabilities Measured at Fair Value
The below table summarizes the categories of financial assets and liabilities as at March 31, 2020 and March 31, 2021 measured at fair value:

As at March 31, 2020	(Level 1)	(Level 2)	(Level 3)
	( ₹ in million)
Financial assets
At fair value through profit or loss
— Investments	75,975	170,602	500
— Derivatives financial assets	—	2,760	—
— Trade and other receivables	—	506	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	304	—	107
Derivatives designated as hedging instruments
— Derivatives financial assets	—	4,187

	76,279	178,055	607

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	464	—
Trade payable	—	5,170	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	947	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	2,472

	—	6,581	2,472

As at March 31, 2021	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)
	( ₹ in million)			(US dollars in million)
Financial assets
At fair value through profit or loss
— Investments	63,183	101,861	500	864	1,393	7
— Derivatives financial assets	—	129	—	—	2	—
— Trade and other receivables	—	1,633	—	—	22	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	925	—	107	13	—	1
Derivatives designated as hedging instruments
— Derivatives financial assets	—	572	—	—	8	—

	64,108	104,195	607	877	1,425	8

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	933	—	—	13	—
Trade payable	—	7,066	—	—	97	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	2,618	—	—	36	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	2,633	—	—	36

	—	10,617	2,633	—	146	36

Summary of Fair Value of Trade Receivables, Other Non-current Assets And Borrowings Which Are Carried At Amortised Cost
The below table summarizes the fair value of trade receivables, other non-current
assets and borrowings which are carried at amortised cost as at March 31, 2020 and March 31, 2021:

As at March 31, 2020	(Level 2)
( ₹ in million)
Financial Liabilities
- Borrowings	580,521

580,521

As at March 31, 2021	(Level 2)	(Level 2)
	( ₹ in million)	(US dollars in million)
Financial Assets
-Other non-current assets*	112,534	1,539
-Trade receivables*	97,711	1,336

	210,245	2,875

Financial Liabilities
-Borrowings	565,941	7,738

	565,941	7,738

*	Refer note 35(b)

Schedule of impact of 10% increase in LME prices on pre-tax profit/(loss) for the year and pre-tax equity as a result of changes in the value of the Group's commodity financial instruments
Set out below is the impact of 10% increase in LME prices on pre-tax
profit/(loss) for the year and
pre-tax
equity as a result of changes in the value of the Group’s commodity financial instruments:

For the year ended March 31, 2020	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(10,279)	(1,028)	—

For the year ended March 31, 2021	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(10,016)	(1,002)	—

For the year ended March 31, 2021	(US dollars in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(137)	(14)	—

Schedule of Contractual Undiscounted Cash Obligations
The maturity profile of the Group’s financial liabilities based on the remaining period from the balance sheet date to the contractual maturity date is given in the table below. The figures reflect the contractual undiscounted cash obligation of the Group:

As at March 31, 2020 Payment due by year	<1 year	1 - 3 years	3 - 5 years	>5 years	Total
	( ₹ in million)
Acceptances*	102,759	—	—	—	102,759
Lease Liability*	4,566	950	404	679	6,599
Trade and other payables**	180,679	11,339	1	—	192,019
Bank and other borrowings***	259,161	244,823	95,469	115,365	714,818
Derivative financial liabilities	960	451	—	—	1,411

	548,125	257,563	95,874	116,044	1,017,606

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

As at March 31, 2021 Payment due by year	<1 year	1 - 3 years	3 - 5 years	>5 years	Total
	( ₹ in million)
Acceptances*	81,381	—	—	—	81,381
Lease Liability*	4,808	601	220	782	6,411
Trade and other payables**	198,192	11,153	0	—	209,345
Bank and other borrowings***	234,645	220,879	116,726	155,035	727,285
Derivative financial liabilities	2,786	764	—	—	3,550

	521,812	233,397	116,946	155,817	1,027,972

US dollars in million	7,134	3,191	1,599	2,130	14,055

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

Summary of Funding Facilities
The Group had access to following funding facilities:

As at March 31, 2020
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	637,259	526,107	111,152

As at March 31, 2021
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	727,522	562,322	165,200

As at March 31, 2021
Funding facility	Total facility	Drawn	Un draw
	(US dollars in million)	(US dollars in million)	(US dollars in million)
Fund/ Non-fund based	9,947	7,688	2,259

Summary of Carrying Amount of the Group's Financial Assets and Liabilities in Different Currencies
The carrying amount of the Group’s financial assets and liabilities in different currencies are as follows:

	As at March 31, 2020		As at March 31, 2021		As at March 31, 2021
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
INR	353,005	605,410	402,393	636,589	5,508	8,704
USD	127,624	267,061	128,023	219,817	1,750	3,004
Others	7,279	23,353	8,231	25,187	113	344

Total	487,908	895,824	538,647	881,593	7,371	12,052

Impact of Strengthening of Functional Currency
Set out below is the impact of a 10% strengthening in the functional currencies of the respective entities on pre-tax
profit/(loss) and
pre-tax
equity arising as a result of the revaluation of the Group’s foreign currency monetary financial assets/liabilities:

For the year ended March 31, 2020	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)
USD	13,207	0
INR	276	—

For the year ended March 31, 2021	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
USD	11,325	—	155	—
INR	(3,072)	—	(42)	—

Schedule of Exposure of Financial Assets and Financial Liabilities to Interest Rate Risk
The exposure of the Group’s financial assets as at March 31, 2020 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial assets	121,046	244,344	122,518	487,908

	121,046	244,344	122,518	487,908

The exposure of the Group’s financial liabilities as at March 31, 2020 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	312,971	374,148	208,705	895,824

	312,971	374,148	208,705	895,824

The exposure of the Group’s financial assets as at March 31, 2021 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial assets	113,318	270,601	154,728	538,647

	113,318	270,601	154,728	538,647

(US dollars in million)	1,549	3,700	2,116	7,365
The exposure of the Group’s financial liabilities as at March 31, 2021 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	322,843	329,629	229,121	881,593

	322,843	329,629	229,121	881,593

(US dollars in million)	4,414	4,507	3,133	12,054

Analysis of Movements in Interest Rates

Increase in interest rates Year ended March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
0.50%	(960)	(1,048)	(14)
1.00%	(1,919)	(2,095)	(29)
2.00%	(3,838)	(4,191)	(57)

Summary of Year End Trade and Other Receivable
Of the year end trade and other receivables, the following are expected to be realised in the normal course of business and hence not considered impaired:

As at March 31	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Neither impaired nor past due	29,702	134,386	1,837
Past due but not impaired
Due Less than 1 month	7,941	6,116	84
Due Between 1 - 3 months	14,271	2,763	38
Due Between 3 - 12 months	16,858	8,419	115
Due Greater than 12 months	25,973	44,016	602

	94,745	195,700	2,676

Summary of Movement in Allowance for Financial Assets Trade and Other Receivable
Movement in allowances for Financial Assets (trade and other receivables and other non-current
assets)

Movements for the year ended March 31,	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01,	10,451	13,050	178
Allowance made during the year	2,576	2,969	41
Reversals/ write-off during the year	(354)	(592)	(8)
Exploration cost written off	—	22	0
Foreign Exchange difference	377	(116)	(1)

As at March 31,	13,050	15,333	210

Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities
The fair value of the Group’s derivative positions recorded under derivative financial assets and derivative financial liabilities are as follows:

	As at March 31, 2020		As at March 31, 2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	( ₹ in million)				(US dollars in million)
Current
Cash flow hedges*
— Commodity contracts	1,036	—	27	550	0	8
— Forward foreign currency contracts	0	—	—	—		—
— Interest rate swap	—	26	—	50	—	1
Fair value hedges
— Commodity contracts	1,001	110	406	91	6	1
— Forward foreign currency contracts	2,125	360	139	1,163	2	16
Non — qualifying hedges
— Commodity contracts	61	201	5	22	0	0
— Forward foreign currency contracts	2,694	248	124	911	2	12
— Other (Foreign currency swap)	5	15	—	—	—	—
Non Current
Cash flow hedge*
— Interest rate swap	—	77	—	51	—	1
Fair value hedges			—
— Forward foreign currency contracts	25	374	—	713	—	10

Total	6,947	1,411	701	3,551	10	49

*	Refer consolidated statements of comprehensive income and consolidated statements of change in equity for the change in the fair value of cash flow hedges.